Contingent liabilities, contractual commitments and guarantees - Summary of Contingent Liabilities, Guarantees, and Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	$ 97,723	$ 96,410
Commitments	797,608	780,266
Off-balance sheet commitments	273,380	259,643
– documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	6,316	7,083
– forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	56,326	67,265
– standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	734,966	705,918
Loan and other credit-related commitments
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	197,579	188,258
HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	11,350	8,842
Commitments	0	0
HSBC Holdings | – documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	0	0
HSBC Holdings | – forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	0	0
HSBC Holdings | – standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	0	0
– financial guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	20,214	23,518
– financial guarantees | HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	11,061	8,627
– performance and other guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	75,933	71,484
– performance and other guarantees | HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	0	0
– other contingent liabilities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	1,576	1,408
– other contingent liabilities | HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	289	215
IFRS 9
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	619,866	615,108
IFRS 9 | Loan and other credit-related commitments
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	599,700	591,683
Gross amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	273,512	259,742
Gross amount | Loan and other credit-related commitments
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	197,579	188,258
Gross amount | IFRS 9
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	620,243	615,526
Gross amount | IFRS 9 | Loan and other credit-related commitments
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	$ 600,029	$ 592,008